STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, New Standards, Interpretations and Amendments Not yet Applied (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
IFRS 16 Leases [Abstract]
Non-cancellable operating lease commitments	$ 594	$ 501
IFRS 16 Leases [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard or interpretation	IFRS 16 Leases
Application date of standard	Jan. 01, 2019
Application date for group	Jul. 01, 2019
IFRS 16 Leases [Abstract]
Non-cancellable operating lease commitments	$ 594
Short-term and low value leases	140
Right-of-use assets	311
Lease liabilities	$ 334
Interpretation 23 Uncertainty over Income Tax Treatments [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard or interpretation	Interpretation 23 Uncertainty over Income Tax Treatments
Application date of standard	Jan. 01, 2019
Application date for group	Jul. 01, 2019
Annual Improvements to IFRS Standards 2015-2017 Cycle [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard or interpretation	Annual Improvements to IFRS Standards 2015–2017 Cycle
Application date of standard	Jan. 01, 2019
Application date for group	Jul. 01, 2019
Amendments to IAS 19 Employee Benefits - Plan Amendment, Curtailment or Settlement [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard or interpretation	Amendments to IAS 19 Employee Benefits – Plan Amendment, Curtailment or Settlement
Application date of standard	Jan. 01, 2019
Application date for group	Jul. 01, 2019